Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Loans	$ 235,043	$ 216,071
Allowance for loan losses	(2,594)	(2,469)
Deferred loan origination costs, net	841	482
Loans, net	233,290	214,084
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Loans	13,991	15,145
Construction and land development | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	2,982	1,307
Residential | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	118,316	99,692
Commercial | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	41,978	39,723
Home Equity
Accounts, Notes, Loans and Financing Receivable
Loans	45,245	48,484
Home Equity | Real Estate
Accounts, Notes, Loans and Financing Receivable
Loans	45,245
Municipal
Accounts, Notes, Loans and Financing Receivable
Loans	1,478	1,807
Consumer
Accounts, Notes, Loans and Financing Receivable
Loans	$ 11,053	$ 9,913